Derivatives and hedging activities - Fair value - balance sheet related (Details) - CHF (SFr) SFr in Billions	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Fair value of derivative instruments
Notional amount	SFr 26,259.3	SFr 26,329.3
Positive replacement value (PRV)	135.7	128.4
Negative replacement value (NRV)	SFr 134.2	132.5
Cash flow hedges
Maximum Length of Time Hedged in Cash Flow Hedge	1 year
Not designated for hedge accounting
Fair value of derivative instruments
Notional amount	SFr 26,145.0	26,212.9
Positive replacement value (PRV)	135.4	128.2
Negative replacement value (NRV)	134.0	132.2
Not designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	22,901.6	23,033.9
Positive replacement value (PRV)	79.9	69.9
Negative replacement value (NRV)	73.5	66.5
Not designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	8,664.3	7,477.7
Positive replacement value (PRV)	2.0	3.6
Negative replacement value (NRV)	1.9	3.7
Not designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	11,949.8	13,160.7
Positive replacement value (PRV)	56.8	49.0
Negative replacement value (NRV)	51.0	45.4
Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	1,749.7	2,027.6
Positive replacement value (PRV)	20.7	17.0
Negative replacement value (NRV)	20.2	17.1
Not designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	305.3	256.8
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	232.5	111.1
Positive replacement value (PRV)	0.4	0.3
Negative replacement value (NRV)	0.4	0.3
Not designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	1,833.0	1,906.1
Positive replacement value (PRV)	23.3	27.8
Negative replacement value (NRV)	27.9	32.2
Not designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	1,080.0	1,124.5
Positive replacement value (PRV)	7.3	9.5
Negative replacement value (NRV)	8.2	10.5
Not designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	426.5	456.6
Positive replacement value (PRV)	12.8	14.4
Negative replacement value (NRV)	16.0	17.4
Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	319.1	313.0
Positive replacement value (PRV)	3.2	3.9
Negative replacement value (NRV)	3.7	4.3
Not designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	7.0	10.7
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.4	1.3
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	493.5	469.4
Positive replacement value (PRV)	7.1	5.4
Negative replacement value (NRV)	8.5	6.6
Not designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	869.9	761.1
Positive replacement value (PRV)	23.7	23.4
Negative replacement value (NRV)	23.2	26.1
Not designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	0.8	0.7
Positive replacement value (PRV)	0.1	0.2
Negative replacement value (NRV)	0.0	0.1
Not designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	162.8	152.6
Positive replacement value (PRV)	4.3	4.0
Negative replacement value (NRV)	4.1	5.1
Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	234.5	211.9
Positive replacement value (PRV)	8.1	7.3
Negative replacement value (NRV)	6.6	6.5
Not designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	48.8	39.2
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	423.0	356.7
Positive replacement value (PRV)	11.2	11.9
Negative replacement value (NRV)	12.5	14.4
Not designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	47.0	42.4
Positive replacement value (PRV)	1.4	1.7
Negative replacement value (NRV)	0.9	0.8
Not designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	11.2	8.2
Positive replacement value (PRV)	0.2	0.1
Negative replacement value (NRV)	0.1	0.1
Not designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	11.7	13.5
Positive replacement value (PRV)	1.0	1.5
Negative replacement value (NRV)	0.6	0.6
Not designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	10.8	9.5
Positive replacement value (PRV)	0.2	0.1
Negative replacement value (NRV)	0.2	0.1
Not designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	11.8	9.3
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	1.5	1.9
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting
Fair value of derivative instruments
Notional amount	114.3	116.4
Positive replacement value (PRV)	0.3	0.2
Negative replacement value (NRV)	0.2	0.3
Designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	101.8	104.4
Positive replacement value (PRV)	0.2	0.1
Negative replacement value (NRV)	0.1	0.2
Designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	101.8	104.4
Positive replacement value (PRV)	0.2	0.1
Negative replacement value (NRV)	0.1	0.2
Designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	12.5	12.0
Positive replacement value (PRV)	0.1	0.1
Negative replacement value (NRV)	0.1	0.1
Designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	12.5	12.0
Positive replacement value (PRV)	0.1	0.1
Negative replacement value (NRV)	0.1	0.1
Designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank
Fair value of derivative instruments
Notional amount	26,260.3	26,331.0
Positive replacement value (PRV)	135.7	128.5
Negative replacement value (NRV)	SFr 134.2	132.6
Cash flow hedges
Maximum Length of Time Hedged in Cash Flow Hedge	1 year
Bank | Not designated for hedge accounting
Fair value of derivative instruments
Notional amount	SFr 26,146.0	26,214.6
Positive replacement value (PRV)	135.4	128.3
Negative replacement value (NRV)	134.0	132.3
Bank | Not designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	22,902.6	23,034.9
Positive replacement value (PRV)	79.9	69.9
Negative replacement value (NRV)	73.5	66.5
Bank | Not designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	8,664.3	7,477.7
Positive replacement value (PRV)	2.0	3.6
Negative replacement value (NRV)	1.9	3.7
Bank | Not designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	11,950.8	13,161.7
Positive replacement value (PRV)	56.8	49.0
Negative replacement value (NRV)	51.0	45.4
Bank | Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	1,749.7	2,027.6
Positive replacement value (PRV)	20.7	17.0
Negative replacement value (NRV)	20.2	17.1
Bank | Not designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	305.3	256.8
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	232.5	111.1
Positive replacement value (PRV)	0.4	0.3
Negative replacement value (NRV)	0.4	0.3
Bank | Not designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	1,833.0	1,906.1
Positive replacement value (PRV)	23.3	27.8
Negative replacement value (NRV)	27.9	32.2
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	1,080.0	1,124.5
Positive replacement value (PRV)	7.3	9.5
Negative replacement value (NRV)	8.2	10.5
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	426.5	456.6
Positive replacement value (PRV)	12.8	14.4
Negative replacement value (NRV)	16.0	17.4
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	319.1	313.0
Positive replacement value (PRV)	3.2	3.9
Negative replacement value (NRV)	3.7	4.3
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	7.0	10.7
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.4	1.3
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Not designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	493.5	469.4
Positive replacement value (PRV)	7.1	5.4
Negative replacement value (NRV)	8.5	6.6
Bank | Not designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	869.9	761.8
Positive replacement value (PRV)	23.7	23.5
Negative replacement value (NRV)	23.2	26.2
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	0.8	0.7
Positive replacement value (PRV)	0.1	0.2
Negative replacement value (NRV)	0.0	0.1
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	162.8	152.9
Positive replacement value (PRV)	4.3	4.1
Negative replacement value (NRV)	4.1	5.0
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	234.5	212.3
Positive replacement value (PRV)	8.1	7.3
Negative replacement value (NRV)	6.6	6.7
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	48.8	39.2
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	423.0	356.7
Positive replacement value (PRV)	11.2	11.9
Negative replacement value (NRV)	12.5	14.4
Bank | Not designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	47.0	42.4
Positive replacement value (PRV)	1.4	1.7
Negative replacement value (NRV)	0.9	0.8
Bank | Not designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	11.2	8.2
Positive replacement value (PRV)	0.2	0.1
Negative replacement value (NRV)	0.1	0.1
Bank | Not designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	11.7	13.5
Positive replacement value (PRV)	1.0	1.5
Negative replacement value (NRV)	0.6	0.6
Bank | Not designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	10.8	9.5
Positive replacement value (PRV)	0.2	0.1
Negative replacement value (NRV)	0.2	0.1
Bank | Not designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	11.8	9.3
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Not designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	1.5	1.9
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting
Fair value of derivative instruments
Notional amount	114.3	116.4
Positive replacement value (PRV)	0.3	0.2
Negative replacement value (NRV)	0.2	0.3
Bank | Designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	101.8	104.4
Positive replacement value (PRV)	0.2	0.1
Negative replacement value (NRV)	0.1	0.2
Bank | Designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	101.8	104.4
Positive replacement value (PRV)	0.2	0.1
Negative replacement value (NRV)	0.1	0.2
Bank | Designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	12.5	12.0
Positive replacement value (PRV)	0.1	0.1
Negative replacement value (NRV)	0.1	0.1
Bank | Designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	12.5	12.0
Positive replacement value (PRV)	0.1	0.1
Negative replacement value (NRV)	0.1	0.1
Bank | Designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	SFr 0.0	SFr 0.0